Financing Receivables - Payment delinquency (Details) - SUNLIGHT FINANCIAL LLC $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) loan	Dec. 31, 2019 USD ($) loan
Financing Receivable, Past Due [Line Items]
Undivided participation (as a percent)	5.00%	5.00%
Number of loans | loan	1,007	1,838
Loans on nonaccrual status | $	$ 0	$ 0
Loans and Loan Participations
Financing Receivable, Past Due [Line Items]
Number of loans, current | loan	4,425	3,933
Number of loans | loan	4,582	4,080
Total outstanding | $	$ 6,351	$ 6,064
% of Amount Outstanding, Current	95.70%	93.80%
% of Amount Outstanding	100.00%	100.00%
Loan Participations.
Financing Receivable, Past Due [Line Items]
Number of loans, current | loan	4,409	3,921
Number of loans | loan	4,564	4,061
Total outstanding | $	$ 5,997	$ 5,674
Bank Partner Loans.
Financing Receivable, Past Due [Line Items]
Number of loans, current | loan	16	12
Number of loans | loan	18	19
Total outstanding | $	$ 354	$ 390
Current | Loans and Loan Participations
Financing Receivable, Past Due [Line Items]
Total outstanding | $	6,079	5,685
Current | Loan Participations.
Financing Receivable, Past Due [Line Items]
Total outstanding | $	5,760	5,462
Current | Bank Partner Loans.
Financing Receivable, Past Due [Line Items]
Total outstanding | $	$ 319	$ 223
Less than 30 days | Loans and Loan Participations
Financing Receivable, Past Due [Line Items]
Number of loans | loan	116	105
Total outstanding | $	$ 174	$ 249
% of Amount Outstanding	2.70%	4.10%
Less than 30 days | Loan Participations.
Financing Receivable, Past Due [Line Items]
Number of loans | loan	116	101
Total outstanding | $	$ 174	$ 158
Less than 30 days | Bank Partner Loans.
Financing Receivable, Past Due [Line Items]
Number of loans | loan		4
Total outstanding | $		$ 91
30 days | Loans and Loan Participations
Financing Receivable, Past Due [Line Items]
Number of loans | loan	23	21
Total outstanding | $	$ 61	$ 27
% of Amount Outstanding	1.00%	0.40%
30 days | Loan Participations.
Financing Receivable, Past Due [Line Items]
Number of loans | loan	22	21
Total outstanding | $	$ 38	$ 27
30 days | Bank Partner Loans.
Financing Receivable, Past Due [Line Items]
Number of loans | loan	1
Total outstanding | $	$ 23
60 days | Loans and Loan Participations
Financing Receivable, Past Due [Line Items]
Number of loans | loan	7	11
Total outstanding | $	$ 11	$ 76
% of Amount Outstanding	0.20%	1.30%
60 days | Loan Participations.
Financing Receivable, Past Due [Line Items]
Number of loans | loan	7	9
Total outstanding | $	$ 11	$ 12
60 days | Bank Partner Loans.
Financing Receivable, Past Due [Line Items]
Number of loans | loan		2
Total outstanding | $		$ 64
90+ days | Loans and Loan Participations
Financing Receivable, Past Due [Line Items]
Number of loans | loan	11	10
Total outstanding | $	$ 26	$ 27
% of Amount Outstanding	0.40%	0.40%
90+ days | Loan Participations.
Financing Receivable, Past Due [Line Items]
Number of loans | loan	10	9
Total outstanding | $	$ 14	$ 15
90+ days | Bank Partner Loans.
Financing Receivable, Past Due [Line Items]
Number of loans | loan	1	1
Total outstanding | $	$ 12	$ 12